UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               -------------------------------

Check here if Amendment (    );   Amendment Number:
This Amendment (Check only one.):     (     )       is a restatement.
                                      (     )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
                -----------------------------------------------
Address:        15 Old Danbury Road
                -----------------------------------------------
                P. O. Box 812
                -----------------------------------------------
                Wilton, CT  06897-0812
                -----------------------------------------------

Form 13F File Number:   28 - (FIRST FILING)
                        -------------------


The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew A. Kandiew
                --------------------------------------------------------------
Title:          Chief Administrative Officer, Commonfund Asset Management
                --------------------------------------------------------------
                Company, Inc.
                --------------------------------------------------------------
Phone:          203-563-5263
                --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anbdrew A. Kandiew                  Wilton, CT              11/13/01
--------------------------------        -------------------     --------------
(Signature)                             (City, State)           (Date)

Report Type    (Check only one.):

(     )       13F HOLDINGS REPORT.    (Check here if all holdings of this
              reporting manager are reported in this report.)

(  X  )       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(     )       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ------------------------------

Form 13F Information Table Entry Total:         0
                                                ------------------------------

Form 13F Information Table Value Total:         0
                                                ------------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

INVESTMENT ADVISER                              FORM 13(F)
------------------                              ----------
                                                FILE NUMBER
                                                -----------

Advanced Investment Technology, Inc.            28-5970
Alliance Capital Management                     28-2321
Angelo Gordon & Company                         28-2616
Artisan Partners                                28-05422
Bank of America  (for Marsico Asset Management) 28-158
BBT Fund, LP                                    28-5275
Bee & Associates                                28-05416
BlackRock, Inc.                                 28-5703
Blum Capital Partners LP                        28-4768
BT Funds Management (Principal Mgmt)            28-5133
Camden Asset Management                         28-03694
Capital Guardian Trust Company                  28-96
Capital International                           28-96
CapitalWorks Investment Partners                28-05519
Chilton Investment Company                      28-01010
Constitution Research & Management Co.          28-4751
Credit Suisse Asset Management                  28-3702
Davidson Kempner                                28-4666
Dorset Management Corporation (DM Knott)        28-03121
Duncan-Hurst Capital Management                 28-3404
Emerging Markets Management                     28-5804
First Quadrant                                  28-05582
Foothill Capital Corporation                    28-165
Franklin Templeton Capital Advisors (Holowesko) 28-734
Fred Alger Management, Inc.                     28-00869
Glenview(Darmel)                                28-04247
GlobeFlex Capital, L.P.                         28-04886
Grantham, Mayo, Van Otterloo & Co. LLC          28-03377
Harris Associates, L.P.                         28-2013
HBK                                             28-6078
High Rock Capital LLC                           28-05139
Institutional Capital Corporation (ICAP)        28-16
Iridian Asset Management, LLC                   28-06008
Jennison Associates                             28-74
John A. Levin & Co.                             28-01944
Kingdon Capital                                 28-04575
KR Capital Advisors                             28-1316
Lazard Asset Management                         28-00061

Liberty Investment Management                   28-4981
Lincoln Capital Management Company              28-00977
Maverick Capital                                28-6270
Morgens, Waterfall, Vintiadis & Company, Inc.   28-04599
NewBridge Partners, LLC                         28-5523
NewSouth Capital Management, Inc.               28-03425
NorthPointe Capital                             28-06539
Oaktree Capital Management, LLC                 28-5050
Omega Advisors                                  28-3530
Onyx                                            28-05543
Perigree Investment Council                     28-7412
Pzena Investment Management                     28-03791
Reams Asset Management                          28-4492
Schroder Capital Management (EMF)               28-04731
Shaker Investments                              28-04605
Shapiro Capital Management                      28-04097
Skyline Asset Management, L.P.                  28-5324
Southeastern Asset Management                   28-1399
SSGA Funds Management, Inc.                     28-399
Standard Pacific                                28-6046
Steinberg Priest Capital Management             28-01693
Trust Company of the West                       28-06697
Turner Investment Partners, Inc.                28-2924
Veredus Asset Management, LLC                   28-7802
Water Street Capital                            28-02927
Western Asset Management Co.                    28-1700
Zweig-DiMenna Associates                        28-04790